Employee benefits plans	12 Months Ended
Dec. 31, 2025
Disclosure of information about defined benefit plans [abstract]
Disclosure of employee benefits [text block]
21 EMPLOYEE BENEFIT PLANS
The Company provides supplementary pension plan and defined benefit plan, such as medical assistance and life insurance, as set forth below:
21.1 Pension plan
The Company has current supplementary retirement plans, as disclosed below.
21.1.1 Pension plan – Suzano Prev
In 2005, the Company established the Suzano Prev pension plan, managed by BrasilPrev, an open private pension entity, which serves the employees of Suzano Group Companies, in the form of a defined contribution plan.
Under the terms of the benefit plan agreement, for employees who have a salary above 10 Suzano reference units (“URS”), in addition to the 0.5% contribution, the contributions of the Company matches the employees' contributions, and affect the portion of the salary that exceeds 10 URS, which can vary between 1% and 6% of the nominal salary. This plan is called Basic Contribution 1.
The Company's contributions to the employees are 0.5% of the nominal salary that does not exceed 10 URS, even though there is no contribution by the employees. This plan is called Basic Contribution 2.
From August 2020, employees who have a salary lower than 10 URS will be able to invest 0.5% or 1% of their nominal salary, and the Company will monitor the employee's contributions. The employee can choose to invest up to 12% of their salary in the Suzano Prev pension plan, and the excess of Basic Contribution 1 or 2 may be invested in the supplementary contribution, where there is no counter-entry from the Company, and the employee must consider the two contributions within the limit of 12% of their salary.
Access to the balance constituted by the Company's contributions only occurs upon dismissal, and is directly related to the length of the employment relationship.
Contributions made by the Company, for Suzano Prev pension plan managed by Brasilprev Seguros e Previdência S.A., for the year ended December 31, 2025 amounted R$24,287 (R$21,719 as of December 31, 2024) recognized under the cost of sales, selling and general and administrative expenses.
21.2 Defined benefits plan
The Company offers the medical assistance and life insurance in addition to the pension plans, which are measured through actuarial calculations and recognized as personnel expenses in the income statement, as detailed below.
21.2.1 Medical assistance
The Company guarantees healthcare program cost coverage for a group of former employees who retired up to 2007, as well as their spouses for life and underage dependents.
For other groups of former employees, who exceptionally, according to the Company’s criteria and resolutions or based on rights related to compliance with pertinent legislation, the Company ensures the healthcare program.
The main actuarial risks related are: (i) lower interest rates; (ii) longer than expected mortality tables; (iii) higher than expected turnover; and (iv) higher than expected growth in medical costs.
21.2.2 Life insurance
The Company offers the life insurance benefit to the group of former employees who retired up to 2005 at the Suzano and São Paulo administrative offices, and did not opt for the supplementary retirement plan.
The main actuarial risks are: (i) lower interest rates; and (ii) higher than expected mortality.
21.2.3 Roll-forward of actuarial liability
The roll-forward of actuarial liabilities prepared based on actuarial report is set forth below:

	12/31/2025	12/31/2024
Opening balance	721,560	833,683
Interest on actuarial liabilities	77,348	73,853
Current service cost	1,939	1,997
Actuarial (gain) / loss – experience	(13,340)	(125)
Actuarial (gain) / loss – financial assumptions	6,026	(137,649)
Benefits paid directly by entity	(52,390)	(50,199)
Closing balance	741,143	721,560
21.2.4 Economic actuarial assumptions and biometric data

	12/31/2025	12/31/2024
Economic
Nominal discount rate – medical assistance and life insurance	11.02% p.a.	11.16% p.a.
Medical cost growth rate	6.86% p.a.	6.86% p.a.
Nominal inflation	3.50% p.a.	3.50% p.a.
Aging factor	0 to 24 years: 1.50% p.a.	0 to 24 years: 1.50% p.a.
	25 to 54 years: 2.50% p.a.	25 to 54 years: 2.50% p.a.
	55 to 79 years: 4.50% p.a.	55 to 79 years: 4.50% p.a.
	Above 80 years: 2.50% p.a.	Above 80 years: 2.50% p.a.
Biometric
Table of general mortality	AT-2000	AT-2000
Table of mortality of disabled persons	IAPB 57	IAPB 57
Turnover	1.00% p.a.	1.00% p.a.
Other
Retirement age	65 years	65 years
Family composition	Men 4 years + older	Men 4 years + older
	and 90% married	and 90% married
Permanency in the plan	100%	100%
21.2.5 Sensitivity analysis
The sensitivity analysis regarding the relevant assumptions of the plans show the impact on the liability balance:

Discount rate		Medical costs growth rate
+0.50%	711,035	+1.00%	807,480
21.2.6 Forecast amounts and average duration of payments of obligations
The nominal future benefit payments expected for the next 10 years, based on the obligation of the granted benefits, are presented below:

Payments	Medical assistance and life insurance
2026	56,551
2027	60,184
2028	63,864
2029	67,549
2030	71,203
2031 to 2035	406,811